Debt - Summary of Expected Future Payments (Detail) $ in Thousands	Jun. 30, 2023 USD ($)
Debt Disclosure [Abstract]
2023 (Remaining)	$ 12
2024	7,400
2025	17
2026
2027
Thereafter
Total payment outstanding	$ 7,429